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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21308

Alger Global Growth Fund
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South, New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

ITEM 1. Schedule of Investments.

ALGER GLOBAL GROWTH FUND
Schedule of Investments‡ July 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—95.2%
BELGIUM—1.4%
BREWERS—1.4%
Anheuser-Busch InBev NV(L2)	5,371	$579,707
(Cost $521,632)

BRAZIL—1.0%
MULTI-LINE INSURANCE—1.0%
BB Seguridade Participacoes SA	27,700	403,845
(Cost $254,875)

CAYMAN ISLANDS—1.5%
INTERNET SOFTWARE & SERVICES—1.5%
Tencent Holdings Ltd.(L2)	36,485	592,039
(Cost $83,779)

CHINA—0.9%
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.9%
China South Locomotive and Rolling Stock Corp.(L2)	403,000	360,424
(Cost $313,556)

COLOMBIA—0.7%
CONSTRUCTION MATERIALS—0.7%
Cementos Argos SA	50,810	286,979
(Cost $220,562)

FRANCE—1.7%
BIOTECHNOLOGY—0.3%
Innate Pharma SA*(L2)	12,000	119,092

HEALTH CARE EQUIPMENT—0.4%
DBV Technologies SA*(L2)	5,825	152,091

PHARMACEUTICALS—1.0%
Sanofi(L2)	3,660	384,267
TOTAL FRANCE (Cost $670,713)		655,450

GERMANY—2.6%
APPLICATION SOFTWARE—1.4%
SAP SE#	7,400	580,826

AUTOMOBILE MANUFACTURERS—1.2%
Bayerische Motoren Werke AG(L2)	3,957	471,358
TOTAL GERMANY (Cost $876,396)		1,052,184

HONG KONG—1.0%
CONSTRUCTION & ENGINEERING—1.0%
China State Construction International Holdings Ltd.(L2)	227,534	400,665
(Cost $308,945)

INDIA—0.8%
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.8%
Tata Motors Ltd.#	7,752	304,809
(Cost $205,696)

INDONESIA—0.6%
INTEGRATED TELECOMMUNICATION SERVICES—0.6%
Telekomunikasi Indonesia Persero Tbk PT(L2)	1,030,100	234,013
(Cost $211,186)

	SHARES	VALUE
COMMON STOCKS—(CONT.)
IRELAND—2.6%
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Eaton Corp., PLC.	2,600	$176,592

INDUSTRIAL MACHINERY—0.8%
Ingersoll-Rand PLC.	5,631	331,046

OIL & GAS EQUIPMENT & SERVICES—0.7%
Weatherford International PLC*	13,000	290,810

PHARMACEUTICALS—0.7%
Jazz Pharmaceuticals PLC.*	2,145	299,721
TOTAL IRELAND (Cost $987,586)		1,098,169

ISRAEL—0.5%
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.5%
Stratasys Ltd.*	2,000	201,080
(Cost $226,771)

JAPAN—4.7%
AUTOMOBILE MANUFACTURERS—1.0%
Toyota Motor Corp.(L2)	7,004	413,516

DIVERSIFIED BANKS—0.8%
Sumitomo Mitsui Financial Group, Inc.(L2)	7,934	323,425

DIVERSIFIED REAL ESTATE ACTIVITIES—1.0%
Mitsui Fudosan Co., Ltd.(L2)	11,861	391,696

ELECTRONIC COMPONENTS—1.0%
Murata Manufacturing Co., Ltd.(L2)	4,151	395,695

PROPERTY & CASUALTY INSURANCE—0.9%
Tokio Marine Holdings, Inc.(L2)	10,837	340,789
TOTAL JAPAN (Cost $1,865,051)		1,865,121

JERSEY CHANNEL ISLANDS—0.7%
AUTO PARTS & EQUIPMENT—0.7%
Delphi Automotive PLC.	4,000	267,200
(Cost $265,349)

MEXICO—1.5%
DIVERSIFIED REAL ESTATE ACTIVITIES—0.7%
Corp Inmobiliaria Vesta SAB de CV	139,400	300,338

INDUSTRIAL CONGLOMERATES—0.8%
Alfa SAB de CV	112,700	307,671
TOTAL MEXICO (Cost $519,518)		608,009

NETHERLANDS—1.5%
SEMICONDUCTOR EQUIPMENT—0.6%
ASML Holding NV#	2,423	228,150

SEMICONDUCTORS—0.9%
NXP Semiconductor NV*	5,600	349,160
TOTAL NETHERLANDS (Cost $398,694)		577,310

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PERU—0.8%
DIVERSIFIED BANKS—0.8%
Credicorp Ltd.	2,298	$339,920
(Cost $298,591)

PHILIPPINES—0.7%
DIVERSIFIED BANKS—0.7%
BDO Unibank, Inc.(L2)	128,506	265,688
(Cost $275,417)

SINGAPORE—0.9%
SEMICONDUCTORS—0.9%
Avago Technologies Ltd.	5,500	381,590
(Cost $321,367)

SOUTH AFRICA—0.8%
PHARMACEUTICALS—0.8%
Aspen Pharmacare Holdings Ltd.(L2)	11,456	309,643
(Cost $300,694)

SOUTH KOREA—1.2%
AUTOMOBILE MANUFACTURERS—0.7%
Hyundai Motor Co.(L2)	1,199	283,797

BUILDING PRODUCTS—0.5%
LG Hausys Ltd.(L2)	1,146	209,792
TOTAL SOUTH KOREA (Cost $450,712)		493,589

SPAIN—0.3%
APPAREL RETAIL—0.3%
Inditex SA(L2)	4,750	138,762
(Cost $91,749)

SWEDEN—0.6%
BIOTECHNOLOGY—0.6%
Swedish Orphan Biovitrum AB*(L2)	20,500	246,453
(Cost $197,670)

SWITZERLAND—2.8%
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
Cie Financiere Richemont SA(L2)	4,484	425,497

PHARMACEUTICALS—0.8%
Roche Holding AG(L2)	1,165	338,089

SECURITY & ALARM SERVICES—0.9%
Tyco International Ltd.	8,800	379,720
TOTAL SWITZERLAND (Cost $983,363)		1,143,306

TAIWAN—0.9%

PERSONAL PRODUCTS—0.4%
Ginko International Co., Ltd.(L2)	11,000	158,432

SEMICONDUCTORS—0.5%
Epistar Corp.(L2)	94,909	206,137
TOTAL TAIWAN (Cost $466,877)		364,569

	SHARES	VALUE
COMMON STOCKS—(CONT.)
UNITED KINGDOM—3.7%
HOUSEHOLD PRODUCTS—1.2%
Reckitt Benckiser Group PLC.(L2)	5,589	$493,397

INSURANCE BROKERS—0.5%
Aon PLC.	2,400	202,464

TOBACCO—1.1%
British American Tobacco PLC.(L2)	7,384	432,585

TRADING COMPANIES & DISTRIBUTION—0.9%
Ashtead Group PLC.(L2)	24,705	370,602
TOTAL UNITED KINGDOM (Cost $1,380,539)		1,499,048

UNITED STATES—58.3%
ADVERTISING—0.0%
Choicestream, Inc.*(L3),(a)	1,969	1,181

AEROSPACE & DEFENSE—2.1%
Honeywell International, Inc.	5,000	459,150
Precision Castparts Corp.	1,700	388,960
		848,110
APPLICATION SOFTWARE—0.7%
Workday, Inc., Cl. A*	3,150	264,096

AUTO PARTS & EQUIPMENT—2.8%
BorgWarner, Inc.	6,600	410,850
Johnson Controls, Inc.	9,400	444,056
WABCO Holdings, Inc.*	2,750	268,070
		1,122,976
BIOTECHNOLOGY—4.8%
Biogen Idec, Inc.*	1,350	451,427
Celgene Corp.*	2,800	244,020
Gilead Sciences, Inc.*	8,300	759,865
Pharmacyclics, Inc.*	4,000	481,760
		1,937,072
BUILDING PRODUCTS—0.9%
Fortune Brands Home & Security, Inc.	9,000	340,110

CABLE & SATELLITE—0.9%
Comcast Corporation, Cl. A	6,900	370,737

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.2%
Allison Transmission Holdings, Inc.	3,300	96,624
Cummins, Inc.	2,000	278,780
Oshkosh Corp.	3,000	138,660
		514,064
CONSTRUCTION MATERIALS—1.7%
Eagle Materials, Inc.	4,150	376,903
Martin Marietta Materials, Inc.	2,400	298,152
		675,055
CONSUMER FINANCE—1.5%
American Express Co.	3,800	334,400
Discover Financial Services	4,100	250,346
		584,746

	SHARES	VALUE
COMMON STOCKS—(CONT.)
UNITED STATES—(CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—0.6%
MasterCard, Inc., Cl. A	3,000	$222,450

DIVERSIFIED CHEMICALS—0.8%
The Dow Chemical Co.	6,500	331,955

DRUG RETAIL—1.2%
CVS Caremark Corp.	3,400	259,624
Walgreen Co.	3,150	216,625
		476,249
ELECTRONIC COMPONENTS—0.3%
InvenSense, Inc.*	5,000	115,050

ELECTRONIC EQUIPMENT MANUFACTURERS—0.4%
Control4 Corp.*	10,000	168,100

FOOTWEAR—0.6%
NIKE, Inc., Cl. B	3,200	246,816

HEALTH CARE FACILITIES—2.5%
HCA Holdings, Inc.*	10,800	705,348
Tenet Healthcare Corporation*	5,800	306,066
		1,011,414
HEALTH CARE TECHNOLOGY—0.8%
athenahealth, Inc.*	2,500	311,000

HOME IMPROVEMENT RETAIL—0.6%
The Home Depot, Inc.	2,800	226,380

HOMEBUILDING—0.8%
Lennar Corp., Cl. A	8,700	315,201

HOTELS RESORTS & CRUISE LINES—0.4%
Hilton Worldwide Holdings, Inc.*	5,950	144,050

INDUSTRIAL MACHINERY—0.3%
The ExOne Co.*	3,650	119,392

INSURANCE BROKERS—0.5%
Arthur J Gallagher & Co.	4,500	202,500

INTEGRATED OIL & GAS—1.3%
Chevron Corp.	4,100	529,884

INTEGRATED TELECOMMUNICATION SERVICES—0.5%
Verizon Communications, Inc.	4,100	206,722

INTERNET RETAIL—0.4%
Amazon.com, Inc.*	500	156,495

INTERNET SOFTWARE & SERVICES—3.0%
Facebook, Inc.*	7,500	544,875
Google, Inc., Cl. A*	600	347,730
Google, Inc., Cl. C*	600	342,960
		1,235,565
INVESTMENT BANKING & BROKERAGE—1.2%
Morgan Stanley	14,600	472,164

LIFE & HEALTH INSURANCE—2.1%
Lincoln National Corp.	10,000	523,900
Prudential Financial, Inc.	3,800	330,486
		854,386

	SHARES	VALUE
COMMON STOCKS—(CONT.)
UNITED STATES—(CONT.)
MANAGED HEALTH CARE—1.4%
Aetna, Inc.	7,000	$542,710

OIL & GAS EQUIPMENT & SERVICES—1.9%
Halliburton Company	4,800	331,152
National Oilwell Varco, Inc.	5,000	405,200
		736,352
OIL & GAS EXPLORATION & PRODUCTION—7.1%
Anadarko Petroleum Corp.	5,000	534,250
ConocoPhillips	8,350	688,875
Devon Energy Corp.	7,000	528,500
Parsley Energy, Inc., Cl. A*	4,500	101,565
Pioneer Natural Resources Co.	2,050	453,993
Whiting Petroleum Corp.*	6,350	561,911
		2,869,094
OIL & GAS STORAGE & TRANSPORTATION—0.8%
Cheniere Energy, Inc.*	4,500	318,420

PHARMACEUTICALS—2.4%
Actavis PLC.*	4,550	974,883

RAILROADS—0.7%
Union Pacific Corp.	3,000	294,930

REAL ESTATE SERVICES—0.8%
Jones Lang LaSalle, Inc.	2,700	333,990

REGIONAL BANKS—1.0%
Regions Financial Corp.	39,900	404,586

SEMICONDUCTORS—1.2%
Broadcom Corp., Cl. A	7,000	267,820
Micron Technology, Inc.*	7,000	213,850
		481,670
SPECIALTY CHEMICALS—1.8%
Rockwood Holdings, Inc.	5,100	402,594
The Sherwin-Williams Co.	1,500	309,345
		711,939
SYSTEMS SOFTWARE—0.5%
Microsoft Corp.	5,000	215,800

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.8%
Apple, Inc.	11,200	1,070,384
Western Digital Corp.	4,500	449,235
		1,519,619
TOTAL UNITED STATES (Cost $19,228,836)		23,407,913

VIRGIN ISLANDS (BRITISH)—0.5%
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Michael Kors Holdings Ltd.*	2,664	217,063
(Cost $249,788)
TOTAL COMMON STOCKS (Cost $32,175,912)		38,294,548

	SHARES		VALUE
PREFERRED STOCKS—0.2%
UNITED STATES—0.2%
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*(L3),(a)	16,980		$10,188
Choicestream, Inc., Cl. B*(L3),(a)	36,618		21,971
			32,159
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*(L3)	1,728		55,970
TOTAL UNITED STATES (Cost $91,520)			88,129
TOTAL PREFERRED STOCKS (Cost $91,520)			88,129

MASTER LIMITED PARTNERSHIP—2.3%
UNITED STATES—2.3%
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
The Blackstone Group LP.	24,550		802,294

OIL & GAS STORAGE & TRANSPORTATION—0.3%
Cheniere Energy Partners LP.	3,100		97,247
TOTAL UNITED STATES (Cost $640,936)			899,541
TOTAL MASTER LIMITED PARTNERSHIP (Cost $640,936)			899,541
Total Investments (Cost $32,908,368)(b)	97.7%		39,282,218
Other Assets in Excess of Liabilities	2.3%		931,765
NET ASSETS	100.	0%	$40,213,983

‡                        Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*                        Non-income producing security.

#                        American Depositary Receipts.

(a)                Deemed an affiliate of the Alger fund complex. See affiliated Securities in Notes to Financial Statements.

(b)                At July 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $32,895,796, amounted to $6,386,422 which consisted of aggregate gross unrealized appreciation of $6,852,288 and aggregate gross unrealized depreciation of $465,866.

(L2)         Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.

(L3)         Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

ALGER GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

Alger Global Growth Fund (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts.  The Fund qualifies as an investment company as defined in Accounting Standards Codification 946 Financial Services — Investment Companies.  The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by investing in equity securities in the United States and foreign countries.  The Fund’s foreign investments will include securities of companies in both developed and emerging market countries.  The Fund offers Class A, C, I and Z shares.  Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge.  Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the cost of its plan of distribution and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the foreign closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and

ALGER GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include unobservable market information which can include cash flows, income and expenses, and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board of Trustees (“Board”) and comprised of representatives of the Fund’s investment advisor.  The Committee reports its fair valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Fund’s pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Fund will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the

ALGER GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in the Fund’s Schedule of Investments.  The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund’s investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with its investments, the Fund has determined that presenting them by security type and sector is appropriate.

Alger Global Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$4,801,029	$3,066,918	$1,732,930	$1,181
Consumer Staples	2,140,370	476,249	1,664,121	—
Energy	4,744,560	4,744,560	—	—
Financials	5,420,537	4,098,939	1,321,598	—
Health Care	6,626,435	5,076,800	1,549,635	—
Industrials	4,957,927	3,616,444	1,341,483	—
Information Technology	7,157,027	5,963,156	1,193,871	—
Materials	2,005,928	2,005,928	—	—
Telecommunication Services	440,735	206,722	234,013	—
TOTAL COMMON STOCKS	$38,294,548	$29,255,716	$9,037,651	$1,181
MASTER LIMITED PARTNERSHIP
Energy	97,247	97,247	—	—
Financials	802,294	802,294	—	—
TOTAL MASTER LIMITED PARTNERSHIP	$899,541	$899,541	—	—
PREFERRED STOCKS
Consumer Discretionary	32,159	—	—	32,159
Health Care	55,970	—	—	55,970
TOTAL PREFERRED STOCKS	$88,129	—	—	$88,129
TOTAL INVESTMENTS IN SECURITIES	$39,282,218	$30,155,257	$9,037,651	$89,310

ALGER GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Global Growth Fund	Common Stocks
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	610
Purchases, issuances, sales, and settlements
Purchases	571
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2014	1,181
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2014	$610

Alger Global Growth Fund	Preferred Stocks
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	(3,390)
Purchases, issuances, sales, and settlements
Purchases	91,519
Issuances	—
Sales	—
Settlements	—
Closing balance at July 31, 2014	88,129
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 7/31/2014	$(3,390)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of July 31, 2014. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

ALGER GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Financial Asset	Fair Value as of July 31, 2014	Valuation Technique	Unobservable Input	Range

Common Stocks	$1,181	Market Approach	Revenue Multiple EBITDA Multiple	1.5x to 3.9x 13.1x to 36.2x
Preferred Stock	$32,159	Market Approach	Revenue Multiple EBITDA Multiple	1.5x to 3.9x 13.1x to 36.2x
Preferred Stock	$55,970	Income Approach	Discount Rate	10.0%

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On July 31, 2014 there were no transfers of securities between Level 1 and Level 2.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of July 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Global Growth Fund	$987,376	$987,376	—	—
Total	$987,376	$987,376	—	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

Options—The Fund seeks to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Fund invests in a broadly

ALGER GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Fund purchases call options to increase its exposure to the stock market and also provide diversification of risk.  The Fund purchases put options in order to protect from significant market declines that may occur over a short period of time.  The Fund can write covered call and cash secured put options to generate cash flows while reducing the volatility of the Fund’s portfolio.  The cash flows may be an important source of the Fund’s return, although written call options may reduce the Fund’s ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Fund with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

The Fund’s option contracts were not subject to any rights of offset with any counterparty. All of the Portfolios’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no derivative transactions for the period ended July 31, 2014.

NOTE 5 — Affiliated Securities:

The company listed below was considered to be an affiliate because an affiliate of the Fund owned 5% or more of the company’s voting securities during all or part of the period ended July 31, 2014. Purchase and sale transactions and dividend income earned during the period were as follows:

Security	Shares at October 31, 2013	Purchases	Sales	Shares at July 31, 2014	Dividend Income	Realized Gain (Loss)	Value at July 31, 2014
Common Stocks
Choicestream, Inc.*	—	1,969	—	1,969	—	—	$1,181
Preferred Stocks
Choicestream, Inc.*	—	53,598	—	53,598	—	—	32,159

*	Non-income producing security.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger Global Growth Fund

By	/s/Hal Liebes

Hal Liebes

President

Date: September 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Hal Liebes

Hal Liebes

President

Date: September 17, 2014

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 17, 2014